Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Payable [abstract]
Invoices payable	S/ 352,287	S/ 591,619
Provision of contract costs	746,408	378,670
Notes payable	37,426	109,242
Trade accounts payable	S/ 1,136,121	S/ 1,079,531